Borrowings - Borrowings by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 96,267	¥ 78,233
RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 96,267	¥ 78,233